Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

Estimated Useful Life
Customer relationships	8 - 23 years
Order backlog	3 - 5 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years
The carrying amount of Intangible Assets for the years ended December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
Cost	(in thousands)
Customer relationships	$4,129,501	$4,090,393
Order backlog	543,933	541,302
Trade names & brands	204,588	204,653
Patient database	170,324	170,366
Technology assets	150,658	141,257
Total cost	5,199,004	5,147,971
Accumulated amortization	(1,639,212)	(1,292,106)
Net book value	$3,559,792	$3,855,865

Schedule of Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2025 to December 31, 2029 is as follows:

(in thousands)
2025	$235,011
2026	220,771
2027	208,448
2028	195,447
2029	180,201
Total	$1,039,878